Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date through the date that the unaudited condensed consolidated financial statements was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, except for the matters below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 12, 2026, the Sponsor funded an additional $185,446 to cover offering cost and operating expenses, in addition to the promissory note — related party. This amount was repaid on February 12, 2026, simultaneously with the closing of the Initial Public Offering.

On February 12, 2026, the Company consummated its Initial Public Offering of 23,000,000 Units, including 3,000,000 Units issued pursuant to the full exercise by the underwriters of their over-allotment option. Each Unit consists of one Class A Ordinary Share, and Public Warrant, with each whole Public Warrant entitling the holder thereof to purchase one Class A Ordinary Share for $11.50 per share. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $230,000,000.

Simultaneously with the Initial Public Offering, the Company consummated the private sale of an aggregate of 665,000 Private Placement Units to the Sponsor and the Representatives, at a price of $10.00 per Private Placement Unit or $6,650,000 in the aggregate. Each Private Placement Unit consists of one Private Placement Share and one-third of one Private Placement Warrant. Of the 665,000 Private Placement Units, the Sponsor purchased 265,000 Private Placement Units and the Representatives purchased 400,000 Private Placement Units.

On February 12, 2026, the Board of Directors appointed Marc Spiegel to serve as a member of the Audit Committee and the Compensation Committee, effective immediately. On February 12, 2026, Adam Back resigned from the Board of Directors effective immediately.